Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Foreign tax provisions	$ 7	$ 23	$ 13	$ 27
Effective income tax rate reconciliation, at federal statutory income tax rate, percent			21.00%
Zapata Computing, Inc. [Member]
Change in valuation allowance					$ 4,289	$ 6,085
State net operating loss carry forwards					37,692
Federal and state net operating loss carryforwards					62,138
Federal research and development tax credits					345	186
State research and development tax credits					$ 261	$ 184